Liabilities related to business combinations and to non-controllinginterests (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests

Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Liabilities related to non-controlling interests(a)	CVRs issued in connection with the acquisition of Genzyme(b)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European vaccines business)	Other	Total(d)
Balance at January 1, 2015	178	154	896	-	36	1,264
Payments made	-	-	(63)	-	(7)	(70)

Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	-	(143)	104	-	(14)	(53)

Other movements	(5)	-	-	-	(11)	(16)

Currency translation differences	8	13	103	-	2	126
Balance at December 31, 2015	181	24	1,040	-	6	1,251
New business combinations	-	-	-	354	-	354

Payments made	-	-	(137)	-	(3)	(140)

Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	-	58	78	-	(1)	135

Other movements	(58)	-	-	-	-	(58)

Currency translation differences	-	3	32	-	(1)	34
Balance at December 31, 2016	123	85	1,013	354	1	1,576
New business combinations(e)	-	-	-	-	85	85

Payments made	-	-	(165)	-	(61)	(226)

Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(c)	-	1	(28)	71	(1)	43

Other movements	(28)	-	-	-	57	29

Currency translation differences	(3)	(11)	(119)	(5)	-	(138)
Balance at December 31, 2017	92	75	701	420	81	1,369

(a)	Includes put options granted to non-controlling interests and commitment to future buyout of non-controlling interests held by BMS.

(b)	Based on the quoted market price per CVR of $0.38 as of December 31, 2017 and 2016, and $0.11 as of December 31, 2015.

(c)	Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.

(d)

Portion due after more than one year: €1,026 million as of December 31, 2017 (€1,378 million as of December 31, 2016 and €1,121 million as of December 31, 2015); portion due within less than one year: €343 million as of December 31, 2017 (€198 million as of December 31, 2016 and €130 million as of December 31, 2015).

(e)	Two potential payments of €42 million each relating to the acquisition of Protein Sciences, which are contingent on the attainment of specified performance criteria subsequent to the acquisition date.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests

The table below sets forth the maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests:

December 31, 2017		Payments due by period
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations(a) and buyouts of non-controlling interests(b)	4,293	354	2,630	1,069	240

(a)

Includes €1.4 billion for the Bayer contingent consideration (versus €1.8 billion as of December 31, 2016 and €1.9 billion as of December 31, 2015) and €2.2 billion for the CVRs issued in connection with the acquisition of Genzyme (versus €2.5 billion as of December 31, 2016 and €2.6 billion as of December 31, 2015).

(b)	This line does not include put options granted to non-controlling interests.